UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Stock Selector
All Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2012

1.797933.108

ARG-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.1%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	418,897	$ 60,044,691
Fidelity Consumer Staples Central Fund (a)	417,099	64,341,673
Fidelity Energy Central Fund (a)	556,166	61,345,092
Fidelity Financials Central Fund (a)	1,645,150	91,141,284
Fidelity Health Care Central Fund (a)	442,325	66,999,016
Fidelity Industrials Central Fund (a)	385,150	55,973,862
Fidelity Information Technology Central Fund (a)	607,809	108,159,602
Fidelity Materials Central Fund (a)	107,881	17,979,519
Fidelity Telecom Services Central Fund (a)	138,149	17,696,828
Fidelity Utilities Central Fund (a)	185,660	21,711,068
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $483,205,370)		565,392,635
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(392,722)
NET ASSETS - 100%		$ 564,999,913
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25
Fidelity Consumer Discretionary Central Fund	604,733
Fidelity Consumer Staples Central Fund	1,349,504
Fidelity Energy Central Fund	924,726
Fidelity Financials Central Fund	1,067,620
Fidelity Health Care Central Fund	550,129
Fidelity Industrials Central Fund	879,646
Fidelity Information Technology Central Fund	428,923
Fidelity Materials Central Fund	262,500
Fidelity Telecom Services Central Fund	426,175
Fidelity Utilities Central Fund	564,712
Total	$ 7,058,693
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 51,294,752	$ 5,350,133	$ 9,605,484	$ 60,044,691	6.8%
Fidelity Consumer Staples Central Fund	66,633,590	3,552,871	16,616,615	64,341,673	7.5%
Fidelity Energy Central Fund	66,398,451	5,219,994	18,370,478	61,345,092	7.4%
Fidelity Financials Central Fund	86,558,503	9,712,216	25,105,123	91,141,284	6.7%
Fidelity Health Care Central Fund	70,699,379	3,250,285	21,768,031	66,999,016	6.7%
Fidelity Industrials Central Fund	59,339,579	1,936,400	19,125,635	55,973,862	6.5%
Fidelity Information Technology Central Fund	105,369,322	12,607,969	29,747,852	108,159,602	7.0%
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Materials Central Fund	$ 18,256,588	$ 264,071	$ 5,036,169	$ 17,979,519	6.1%
Fidelity Telecom Services Central Fund	18,411,070	1,451,113	4,731,699	17,696,828	7.6%
Fidelity Utilities Central Fund	23,608,689	701,704	5,284,577	21,711,068	6.7%
Total	$ 566,569,923	$ 44,046,756	$ 155,391,663	$ 565,392,635
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $483,763,187. Net unrealized appreciation aggregated $81,629,448, of which $88,990,016 related to appreciated investment securities and $7,360,568 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 29, 2012